Share-based Compensation	12 Months Ended
Dec. 31, 2020
Share-based Compensation
Share-based Compensation

16. Share-based Compensation

(a) Description of share option plan

In April 2014, the Company established a share incentive plan (“2014 Incentive Plan”). The maximum number of shares that may be issued under 2014 Incentive Plan shall be 3,200,000. In January 2015, the maximum number of shares that may be issued under 2014 Incentive Plan were amended to be 5,117,613. The options are generally scheduled to be vested over four years and expire in four years.

16. Share-based Compensation (Continued)

(a) Description of share option plan (Continued)

On April 1, 2018, the board of directors of the Company approved 2018 share incentive plan (the “2018 Plan”) to replace the 2014 Incentive Plan, under which, the Company has agreed to authorize up to 7,111,447 ordinary shares for the issuance of employee share options to the eligible directors, employees and consultants of the Company.

Upon the approval of the 2018 Plan, the Group modified the expiration term of the options granted under the 2014 Incentive Plan from 4 years to 10 years. In accordance with ASC 718, “Compensation—Stock Compensation,” the modification is a probable-to-probable (Type I) modification. The Group recognized the portion of incremental value for those vested share options as expenses immediately; the portion of the incremental value for unvested share options will be recognized as expenses over the remaining vesting periods. The total incremental value for the modification is not significant.

On January 10, 2019, the board of directors of the Company approved the Amended and Restated 2018 Share Plan (the “Amended 2018 Plan”) to replace the 2018 Plan. Those employees who have been granted shares under 2018 Plan were required to re-sign the shares agreement under the Amended 2018 Plan. Upon adoption of the Amended 2018 Plan, terms are modified that the vested options cannot be exercised until the completion of the Company’s IPO (“modified condition”). In accordance with ASC 718, “Compensation—Stock Compensation,” the modification is a probable-to-improbable (Type II) modification as IPO is a performance condition that the Company anticipates will not be satisfied until occurrence. For Type II modifications, no incremental fair value would be recognized unless and until vesting of the award under the modified conditions becomes probable. If the original service condition is satisfied, the award’s original grant-date fair value is recognized as an expense, over the requisite service period, regardless of whether the modified conditions are satisfied. Since the modified awards with both a service condition and a performance condition, the graded vesting method should be used, the cumulative amount of difference between the straight-line method and graded vesting method should be caught up when the vesting of the award under the modified conditions becomes probable, i.e. upon IPO.

On March 27, 2019, the Company has adopted the Second Amended and Restated 2018 Share Plan (the “Second Amended 2018 Plan”) which supersedes all of the Company’s previously adopted share incentive plans, for the purpose of granting share-based compensation awards to employees and directors to incentivize their performance and align their interests with the Company. Under the Second Amended 2018 Plan, the maximum aggregate number of shares that may be issued pursuant to all awards is 7,700,000 ordinary shares plus an annual increase of 2% of the total outstanding share capital of the Company as of December 31 of the immediately preceding calendar year on the first day of each fiscal year, beginning in 2020, or such lesser number of Class A ordinary shares as determined by the board of directors of the Company, providing that the aggregate number of shares initially reserved and subsequently increased during the term of the Second Amended 2018 Plan shall not be more than 10% of the total outstanding ordinary shares of the Company on December 31 immediately preceding the most recent increase.

In 2019, the Company has granted 1,659,640 share options with an exercise price of US$0.1 per share under the Second Amended 2018 Plan. These options granted are vested over a four-year period, with 25% of the awards vesting on the first anniversary, and the remaining 75% of the awards vesting on a yearly basis thereafter, except for 115,000 share options granted to certain key management for their contribution to the Company on May 2, 2019, which were vested immediately on the grant date and the expenses were recognized in the consolidated financial statements immediately.

In 2020, the Company has granted 2,665,028 share options with an exercise price of US$0.1 per share under the Second Amended 2018 Plan. These options granted are vested over a four-year period, with 25% of the awards vesting on the first anniversary, and the remaining 75% of the awards vesting on a yearly basis thereafter.

16. Share-based Compensation (Continued)

(b) Valuation

The Group uses binomial option pricing model to determine fair value of the share-based awards. The fair value of each option granted for the years ended December 31, 2018, 2019 and 2020 is estimated on the date of grant using the binomial option-pricing model with the following assumptions:

	For the year ended December 31,
	2018	2019	2020
Expected volatility	47.40%-50.18%	46.54%-47.29%	47.00%-55.00%
Expected dividends yield	0%	0%	0%
Expected multiples	2.2-2.8	2.2	2.2-2.8
Risk-free interest rate	2.59%-2.93%	1.77%-2.70%	0.62%-1.77%
Expected term (in years)	10	10	10
Fair value of underlying ordinary share (USD)	4.71-10.19	12.32-12.43	12.98-16.13

The expected volatility at the grant date and each option valuation date was estimated based on the annualized standard deviation of the daily return embedded in historical share prices of comparable peer companies with a time horizon close to the expected expiry of the term of the options. The Company has never declared or paid any cash dividends on its capital stock, and the Group does not anticipate any dividend payments in the foreseeable future. Expected term is the contract life of the options. The Group estimated the risk free interest rate based on the yield to maturity of U.S. treasury bonds denominated in USD at the option valuation date.

16. Share-based Compensation (Continued)

(c) Share options activities

The following table presents a summary of the Company’s options activities for the years ended December 31, 2018, 2019 and 2020:

			Weighted average
	Number of	Weighted average	remaining	Aggregate
	options	exercise price	contractual life	Intrinsic Value
	(in thousands)	US$	Years	US$
				(in thousands)
Outstanding as of January 1, 2018	2,795	0.1	1.43	7,710
Granted	2,635	0.1
Forfeited	(1,139)	0.1
Outstanding as of December 31, 2018	4,291	0.1	8.17	43,312
Outstanding as of January 1, 2019	4,291	0.1	8.17	43,312
Granted	1,660	0.1
Exercised	(2,008)	0.1		31,456
Forfeited	(447)	0.1
Outstanding as of 31, 2019	3,496	0.1	8.55	55,188
Outstanding as of January 1, 2020	3,496	0.1	8.55	55,188
Granted	2,665	0.1
Exercised	(1,090)	0.1		15,148
Forfeited	(545)	0.1
Outstanding as of December 31, 2020	4,526	0.1	8.60	66,255
Vested and exercisable as of December 31, 2018	1,321	0.1	6.35	13,333
Vested and exercisable as of December 31, 2019	619	0.1	7.23	9,772
Vested and exercisable as of December 31, 2020	557	0.1	7.44	8,156

The weighted average grant date fair value of options granted for the years ended December 31, 2018, 2019 and 2020 was US$5.39, US$13.07 and US$13.38 per option, respectively. The total grant date fair value of options vested for the years ended December 31, 2018, 2019 and 2020 was RMB1,596, RMB55,858 and RMB58,700, respectively.

It is the Company’s policy to issue new shares upon exercise of share options. The number of shares available for future grant under the Company’s Second Amended 2018 Plan was 512,588 as of December 31, 2020.

As of December 31, 2018, 2019 and 2020, the total unrecognized compensation expenses related to the options were RMB78,666, RMB102,426 and RMB216,971 respectively. These amounts are expected to be recognized over a weighted average period of  3.44 years, 3.14 years and 2.73years, respectively.